Deposits by Banks	6 Months Ended
Jun. 30, 2021
Disclosure Of Deposits From Banks [Abstract]
Deposits by Banks
20. DEPOSITS BY BANKS

	30 June 2021	31 December 2020
	£m	£m
Items in the course of transmission	497	375
Deposits held as collateral	1,045	2,071
Other deposits(1)	18,952	18,527
	20,494	20,973
(1)Includes drawdown from the TFS of £3.3bn (2020: £6.3bn) and drawdown from the TFSME of £15.2bn (2020: £11.7bn).